Segment and geographic information - Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	¥ 1,557,070	[1]	¥ 1,813,631	[1]	¥ 1,535,859	[1]
Consolidated, income (loss) before income taxes	361,614		237,730		84,957
Consolidated, long-lived assets	524,201		544,156		1,206,496
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	262,684	[1]	208,962	[1]	143,350	[1]
Consolidated, income (loss) before income taxes	29,472		25,730		(24,612)
Consolidated, long-lived assets	133,147		118,302		94,698
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	232,735	[1]	172,761	[1]	195,826	[1]
Consolidated, income (loss) before income taxes	(48,911)		(93,099)		(91,544)
Consolidated, long-lived assets	93,111		111,381		114,195
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	62,622	[1]	43,265	[1]	34,819	[1]
Consolidated, income (loss) before income taxes	(5,247)		(12,063)		(12,937)
Consolidated, long-lived assets	16,163		20,471		23,892
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	558,041	[1]	424,988	[1]	373,995	[1]
Consolidated, income (loss) before income taxes	(24,686)		(79,432)		(129,093)
Consolidated, long-lived assets	242,421		250,154		232,785
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	999,029	[1]	1,388,643	[1]	1,161,864	[1]
Consolidated, income (loss) before income taxes	386,300		317,162		214,050
Consolidated, long-lived assets	¥ 281,780		¥ 294,002		¥ 973,711

[1]	There is no revenue derived from transactions with a single major external customer.